MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 – MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2025	2026
Level 2 securities:
U.S government and agency bonds	$5,280	$14,338
Corporate bonds*	7,686	11,755
Other Government bonds	-	5,174
Total	$12,966	$31,267

* Investments in Corporate bonds rated A or higher.

The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The cost of marketable securities as of June 30, 2026 is $31,252.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended December 31, 2025	For the Six Months ended June 30, 2026

Balance at beginning of the period	$4,425	$12,966
Additions	14,078	31,252
Sale or maturity	(5,511)	(12,876)
Changes in fair value during the period	(26)	(75)
Balance at end of the period	$12,966	$31,267